Credit from Banks and Others (Composition) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Short-term debt [Abstract]
Short-term debt from financial institutions	$ 296	$ 358
Debentures	206	0
Long-term loans from financial institutions	90	13
Lease liability	64	49
Long-term loans from others	23	0
Total short-term debt	679	420
Long-term debt and debentures [Abstract]
Long term lease liability	325	300
Loans from financial institutions	194	408
Other loans	24	29
Marketable debentures	1,618	1,231
Non-marketable debentures	275	275
Less current maturities - debentures	206	0
Less current maturities - from financial institutinos	90	13
Less current maturities - lease liability	64	49
Less current maturities - from other	23	0
Total Long-term debt and debentures	$ 2,053	$ 2,181